Share-Based Compensation - Summary of Stock Option Activity (Detail) - USD ($)			12 Months Ended
	Oct. 14, 2017	Apr. 14, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Beginning Balance			373,740	378,440
Options
Forfeited during the period			(5,000)	(4,700)
Vested	(20,000)	(194,055)	(214,055)
Ending Balance			154,685	373,740	378,440
Beginning Balance			$ 21.54	$ 21.52
Weighted-Average Exercise Price
Forfeited during the period			23.85	$ 20.09
Weighted-Average Remaining Contractual Term (years)
Vested			$ 0
Beginning Balance			6 years 8 months 12 days	7 years 8 months 12 days	8 years 4 months 6 days
Ending Balance			$ 21.87	$ 21.54	$ 21.52
Aggregate Intrinsic Value			$ 0	$ 0	$ 0